Leases - Schedule of Right-of-Use Asset and Liability with Operating Lease (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Asset and Liability with Operating Lease [Abstract]
Operating lease right-of-use assets	$ 1,018,136	$ 1,268,139	$ 1,135,668
Operating lease liabilities, current portion	567,625	583,429	539,599
Operating lease liabilities, long-term	568,870	799,385	$ 636,414
Total operating lease liabilities	$ 1,136,495	$ 1,382,814
Weighted-average remaining lease term (years)	2 years 1 month 9 days	2 years 4 months 20 days	2 years 10 months 9 days
Weighted-average discount rate	5.04%	4.97%	4.26%